SUBSEQUENT EVENTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Purchase Consideration
Amount of consideration:			$ 16,000,000	$ 3,000,000	$ 3,000,000	$ 0
Assets acquired and liabilities assumed at preliminary fair value
Accounts receivable	$ 7,129,000	$ 676,000	7,129,000	676,000	676,000	0
Inventories	18,234,000	3,329,000	18,234,000	3,329,000	3,329,000	0
Property and equipment	3,868,000	1,470,000	3,868,000	1,470,000	1,470,000	0
Prepaid expenses	1,209,000	55,000	1,209,000	55,000
Accounts payable and deferred revenue	(2,079,000)	(423,000)	(2,079,000)	(423,000)	(423,000)	0
Accrued expenses	(451,000)	(378,000)	(451,000)	(378,000)	(378,000)	0
Net tangible assets acquired	27,910,000	5,039,000	27,910,000	5,039,000	5,039,000	0
Total net assets acquired	31,530,000	5,749,000	31,530,000	5,749,000	5,749,000
Consideration paid			16,000,000	3,000,000	3,000,000	0
Preliminary gain on bargain purchase	$ 3,691,000	$ 2,237,000	$ 15,530,000	$ 2,749,000	2,749,000	$ 0
Vislink International Limited [Member]
Purchase Consideration
Amount of consideration:					16,000,000
Assets acquired and liabilities assumed at preliminary fair value
Accounts receivable					10,231,000
Inventories					12,459,000
Property and equipment					1,284,000
Prepaid expenses					76,000
Intangible assets					5,944,000
Accounts payable and deferred revenue					(1,599,000)
Accrued expenses					(929,000)
Net tangible assets acquired					27,466,000
Total net assets acquired					27,466,000
Consideration paid					16,000,000
Preliminary gain on bargain purchase					$ 11,466,000